Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventories
Schedule of inventories

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Current portion:
- Consumables and supplies	43,758	44,257	6,755

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	85,109	91,446	13,957
Total current and non-current inventories	128,867	135,703	20,712